INCOME TAXES (DETAILS 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Reserves and Reinsurance	$ 77
Deferred Tax Assets, Other	0	8
Deferred Tax Assets, Gross	77	8
Components Of Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities, Reserves and Reinsurance	0	21
Deferred Tax Liabilities, Deferred Expense, Deferred Policy Acquisition Cost	56	46
Deferred Tax Liabilities Value of Business Acquired	6	34
Deferred Tax Liabilities Investments	13	25
Deferred Tax Liabilities, Goodwill and Intangible Assets	9	9
Deferred Tax Liabilities, Other	7	0
Deferred Tax Liabilities, Net, Total	91	135
Income Tax Uncertainties [Abstract]
Accumulated Undistributed Earnings Non US Affiliates Reinvested	6
Foreign Earnings Repatriated Additional Taxes Remitted	2
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	5	4
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued	0	1
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	0
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	4	17	16
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	1	1	1
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	0	2	0
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	0	12	0
Unrecognized Tax Benefits, Ending Balance	$ 5	$ 4	$ 17